UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06350

Active Asset California Tax-Free Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2012

Date of reporting period: December 31, 2011

Item 1—Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Active Assets California Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Active Assets California Tax-Free Trust

Table of Contents

Fund Report	3
Expense Example	6
Portfolio of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	22
U.S. Privacy Policy	23

Fund Report (unaudited)

For the six months ended December 31, 2011

Market Conditions

The six-month review period incorporated an improving credit picture for states and a decline in negative headlines. Most states have shown both an ability and willingness to cut expenditures; states, cities and school districts continued to trim their payrolls in a cost-cutting effort that has helped to improve the financial condition of state and local governments. Much of this effort was undertaken to close $91 billion in gaps in fiscal 2012 budgets, which arose after tax revenue was slammed by the longest recession since the Great Depression, according to the National Conference of State Legislatures. California may face a $13 billion deficit, while New York, the third-largest, projects a $3.5 billion gap.

In addition to these reductions in spending, municipalities have also benefited from steady growth in tax revenues. Tax collection data for the third quarter of 2011 show growth in overall state tax collections, as well as for personal income tax and sales tax revenue, for the seventh consecutive quarter. Among 48 early reporting states, all but three showed gains during the third quarter. Some states have also made progress in dealing with pension reform.

At the national level, only $295 billion of tax-exempt bonds were issued during 2011, down almost 32 percent from 2010 issuance of $433 billion. It was the lowest amount of issuance since 2001. Issuance of variable rate demand obligations (VRDOs), which represent the majority of short-term tax exempt instruments, was down 34 percent from 2010.

California passed an on-time fiscal-year 2012 budget that relies on one-time measures and includes up to $2.5 billion of “trigger cuts” if actual revenues fall short of estimates. The state’s Finance Department reported that October tax revenues of $5.2 billion trailed projections by 10.5 percent, bringing the state’s total revenue shortfall to $1.26 billion and a deficit of 5.1 percent. This was the fourth consecutive month in which revenues failed to meet forecasts.

Performance Analysis

As of December 31, 2011, Active Assets California Tax-Free Trust had net assets of approximately $2.3 billion and an average portfolio maturity of 22 days. For the six-month period ended December 31, 2011, the Fund provided a total return of 0.01 percent. For the seven-day period ended December 31, 2011, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.38 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.38 percent (non-subsidized), while its 30-day moving average yield for December was 0.01 percent (subsidized) and –0.38 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Despite much improved market liquidity and strong demand for bonds, in our view, it is a time for careful diligence and diversification of investment portfolios. In keeping with this view, we maintained high levels of liquidity in the portfolio, with an average of 85 percent of assets invested in daily and weekly variable rate demand obligations (VRDOs). We also kept the average maturity of the portfolio relatively short, in a range of 16 to 24 days. Throughout, safety of capital has been our main priority, with an emphasis on managing exposure to institutions under stress.

Recent economic data has been sending mixed signals and many investors are likely to continue to tread cautiously. Barring any unexpected shocks to the market, we believe rates are likely to remain low through 2012. During this period of ongoing uncertainty, we continue to maintain a watchful eye on state and local economies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/11
Weekly Variable Rate Bonds	71.9%
Daily Variable Rate Bonds	9.3
Municipal Bonds & Notes	7.1
Put Option Bonds	4.7
Closed-End Investment Companies	4.0
Commercial Paper	3.0

MATURITY SCHEDULE as of 12/31/11
1 - 30 Days	88.2%
31 - 60 Days	2.7
61 - 90 Days	1.7
91 - 120 Days	1.1
121 + Days	6.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California personal income taxes. The Adviser seeks to maintain the Fund’s share price at $1.00. The Adviser generally invests substantially all of the Fund’s assets in California municipal obligations and the Fund has a fundamental policy of investing at least 80 percent of its net assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20 percent of its net assets in securities that pay interest income subject to the “alternative minimum tax,” and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, see the “Tax Consequences” section of the Fund’s Prospectus.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/11 – 12/31/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/11	12/31/11	07/01/11 – 12/31/11
Actual (0.01% return)	$1,000.00	1,000.10	$0.70
Hypothetical (5% annual return before expenses)	$1,000.00	1,024.30	$0.71

@	Expenses are equal to the Fund’s annualized expense ratio of 0.14% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.50%.

Active Assets California Tax-Free Trust

Portfolio of Investments■December 31, 2011 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Weekly Variable Rate Bonds (71.8%)
$16,350	Antelope Valley-East Kern Water Agency, CA, Ser 2008 A-2 COPs	0.04%	01/06/12	06/01/37	$16,350,000
	Bay Area Toll Authority, CA,
17,200	San Francisco Bay Area Toll Bridge 2006 Ser C-4	0.05	01/06/12	04/01/45	17,200,000
50,000	San Francisco Bay Area Toll Bridge 2007 Ser A-2	0.03	01/06/12	04/01/47	50,000,000
30,000	San Francisco Bay Area Toll Bridge 2008 Ser D-1	0.04	01/06/12	04/01/45	30,000,000
6,200	BB&T Municipal Trust, CA, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28	0.09	01/06/12	12/01/15	6,200,000
	California,
21,000	Ser 2003 C-2	0.07	01/06/12	05/01/33	21,000,000
60,000	Ser 2005 A Subser A-2-1	0.15	01/06/12	05/01/40	60,000,000
	California Educational Facilities Authority,
14,400	California Institute of Technology 2006 Ser A	0.05	01/06/12	10/01/36	14,400,000
11,000	California Institute of Technology Ser 1994	0.05	01/06/12	01/01/24	11,000,000
5,465	California Lutheran University Ser 2004 A	0.11	01/06/12	10/01/29	5,465,000
6,755	University of San Francisco Ser 2005 B	0.10	01/06/12	10/01/35	6,755,000
6,650	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.07	01/06/12	01/01/41	6,650,000
	California Health Facilities Financing Authority,
11,200	Adventist Health System/West 1991 Ser B	0.04	01/06/12	08/01/21	11,200,000
37,000	Catholic Healthcare West Ser 2009 H	0.08	01/06/12	07/01/33	37,000,000
8,500	Catholic Healthcare West Ser 2011 C	0.05	01/06/12	03/01/47	8,500,000
30,800	Kaiser Permanente Ser 2006 C	0.07	01/06/12	06/01/41	30,800,000
28,240	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008	0.03	01/06/12	08/15/33	28,240,000
4,500	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 B	0.02	01/06/12	08/15/33	4,500,000
8,945	Scripps Health Ser 2008 F	0.05	01/06/12	10/01/31	8,945,000
8,400	Scripps Health Ser 2010 C	0.02	01/06/12	10/01/40	8,400,000
19,355	Sisters of Charity of Leavenworth Health System Ser 2003	0.07	01/06/12	12/01/17	19,355,000
11,110	St. Joseph Health System Ser 2011 A	0.08	01/06/12	07/01/41	11,110,000
19,200	Stanford Hospital Ser 2008 B-1	0.06	01/06/12	11/15/45	19,200,000
	California Infrastructure & Economic Development Bank,
5,490	Le Lycee Francais de Los Angeles Ser 2006	0.10	01/06/12	09/01/36	5,490,000
3,700	Los Angeles SPCA Ser 2002 A	0.10	01/06/12	07/01/33	3,700,000
15,725	SRI International Ser 2003 A	0.08	01/06/12	09/01/28	15,725,000
21,900	California Municipal Finance Authority, Westmont College Ser 2010 A	0.07	01/06/12	01/01/40	21,900,000
	California Statewide Communities Development Authority,
11,935	Gas Supply Sacramento Municipal Utility District Ser 2010	0.08	01/06/12	11/01/40	11,935,000
24,600	Kaiser Permanente Ser 2003 C	0.06	01/06/12	08/15/25	24,600,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments■December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

$28,000	Kaiser Permanente Ser 2009 C-1	0.06%	01/06/12	04/01/46	$28,000,000
29,100	Kaiser Permanente Ser 2009 C-3	0.06	01/06/12	04/01/45	29,100,000
13,000	Rady Children’s Hospital Ser 2008 C	0.06	01/06/12	08/15/36	13,000,000
11,620	The Master’s College Ser 2002	0.08	01/06/12	02/01/32	11,620,000
41,500	University of San Diego Ser 2005	0.07	01/06/12	10/01/45	41,500,000
4,235	Calleguas-Las Virgenes Public Financing Authority, CA, Municipal Water District Ser 2008 A	0.04	01/06/12	07/01/37	4,235,000
14,515	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.06	01/06/12	08/01/20	14,515,000
	East Bay Municipal Utility District, CA,
30,320	Water System Sub Refg Ser 2008 A-2	0.03	01/06/12	06/01/38	30,320,000
26,800	Water System Sub Refg Ser 2008 A-3	0.03	01/06/12	06/01/38	26,800,000
36,300	Water System Subser 2007 A Eagle #20080018 Class A (AGM)	0.10	01/06/12	06/01/37	36,300,000
	Eastern Municipal Water District, CA,
29,325	Water & Sewer Ser 2008 A COPs	0.04	01/06/12	07/01/30	29,325,000
25,875	Water & Sewer Ser 2008 B COPs	0.04	01/06/12	07/01/35	25,875,000
23,000	Water & Sewer Ser 2008 E COPs	0.07	01/06/12	07/01/33	23,000,000
11,050	Water & Sewer Ser 2008 G COPs	0.07	01/06/12	07/01/38	11,050,000
30,000	Emeryville Redevelopment Agency, CA, Bay Street Apartments Ser 2002 A (AMT)	0.09	01/06/12	10/15/36	30,000,000
18,100	Glendale Financing Authority, CA, 2000 Police Building COPs	0.10	01/06/12	06/01/30	18,100,000
2,000	Grossmont Union High School District, CA, 2010 Election of 2008 Ser B ROCs II-R Ser 11929	0.10	01/06/12	08/01/38	2,000,000
	Hillsborough, CA,
6,500	Water & Sewer System Ser 2000 B COPs	0.10	01/06/12	06/01/30	6,500,000
11,425	Water & Sewer System Ser 2003 A COPs	0.10	01/06/12	06/01/33	11,425,000
4,800	Water & Sewer System Ser 2006 A COPs	0.10	01/06/12	06/01/35	4,800,000
	J P Morgan Chase & Co., CA,
8,515	Citrus Community College District Ser 2004 C PUTTERs Ser 3487	0.17	01/06/12	06/01/17	8,515,000
18,260	San Diego Public Facilities Financing Authority Water Ser 2009 B PUTTERs Ser 3504	0.10	01/06/12	02/01/33	18,260,000
43,300	Long Beach, CA, Memorial Health Services Ser 1991	0.09	01/06/12	10/01/16	43,300,000
10,000	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773	0.10	01/06/12	08/01/33	10,000,000
9,650	Los Angeles County Metropolitan Transportation Authority, CA, Prop C-2nd Sales Tax Ser 2009-C4	0.04	01/06/12	07/01/25	9,650,000
	Los Angeles Department of Water & Power, CA,
54,200	Power System 2001 Ser B Subser B-2	0.06	01/06/12	07/01/34	54,200,000
9,700	Power System 2001 Ser B Subser B-8	0.03	01/06/12	07/01/34	9,700,000
23,500	Power System 2002 Ser A Subser A-3	0.04	01/06/12	07/01/35	23,500,000
9,000	Power System 2002 Ser A Subser A-6	0.05	01/06/12	07/01/35	9,000,000
18,800	Power System 2002 Ser A Subser A-7	0.04	01/06/12	07/01/35	18,800,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments■December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

$3,000	Water System 2001 Ser B Subser B-1	0.02%	01/06/12	07/01/35	$3,000,000
11,800	Water System 2001 Ser B Subser B-3	0.03	01/06/12	07/01/35	11,800,000
11,985	Los Angeles, CA, Wastewater System Subser 2008 C	0.08	01/06/12	06/01/28	11,985,000
	Los Rios Community College District, CA,
4,880	Election 2002 Ser C PUTTERs Ser 2972 (AGM)	0.10	01/06/12	02/01/13	4,880,000
4,600	Election 2008 Ser A ROCs II-R Ser 11953X	0.10	01/06/12	08/01/30	4,600,000
	Metropolitan Water District of Southern California,
12,775	Water 1999 Ser C	0.07	01/06/12	07/01/27	12,775,000
23,155	Water 2008 Ser A-2	0.07	01/06/12	07/01/37	23,155,000
14,990	Water 2010 Ser A	0.03	01/06/12	10/01/29	14,990,000
4,445	Modesto, CA, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.08	01/06/12	05/15/31	4,445,000
7,780	Morgan Hill Redevelopment Agency, CA, Ojo de Agua Tax Allocation Ser 2008 A	0.08	01/06/12	09/01/33	7,780,000
18,300	Mountain View, CA, Villa Mariposa Multifamily 1985 Ser A	0.08	01/06/12	02/15/17	18,300,000
32,100	Newport Beach, CA, Hoag Memorial Hospital Presbyterian Ser 2008 C	0.06	01/06/12	12/01/40	32,100,000
20,000	Orange County, CA, WLCO LF Partners Issue G of 1998 Ser 2	0.09	01/06/12	11/15/28	20,000,000
3,120	Palo Alto, CA, Election of 2008-Ser A 2010 ROCs II R-11859	0.10	01/06/12	02/01/18	3,120,000
28,625	Rancho Water District Financing Authority, CA, Ser 2008 B	0.07	01/06/12	08/15/31	28,625,000
23,000	RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.10	01/06/12	03/01/34	23,000,000
	Riverside County, CA,
7,100	1985 Ser A COPs	0.08	01/06/12	12/01/15	7,100,000
8,100	1985 Ser B COPs	0.07	01/06/12	12/01/15	8,100,000
17,800	Sacramento County Housing Authority, CA, Multifamily Logan Park Apartments Ser 2007 E (AMT)	0.09	01/06/12	05/01/42	17,800,000
7,800	Sacramento County Sanitation Districts Financing Authority, CA, Sub Lien Ser 2008 E	0.07	01/06/12	12/01/40	7,800,000
30,100	Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A	0.04	01/06/12	10/01/38	30,100,000
7,845	San Diego County Regional Transportation Commission, CA, Sales Tax 2008 Ser A	0.09	01/06/12	04/01/38	7,845,000
18,800	San Francisco Airport Commission, CA, San Francisco International Airport Second Ser 2008 37C	0.08	01/06/12	05/01/29	18,800,000
20,500	San Francisco City & County Airport Commission, CA, 2009 Second Ser 36-A	0.09	01/06/12	05/01/26	20,500,000
41,000	San Jose Financing Authority, CA, Civic Center Ser 2008 A	0.06	01/06/12	06/01/39	41,000,000
25,000	San Jose, CA, Almaden Lake Village Apts Ser 1997 A (AMT)	0.09	01/06/12	03/01/32	25,000,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments■December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Santa Clara Valley Transportation Authority, CA,
$23,970	Sales Tax Ser 2008 A	0.03%	01/06/12	06/01/26	$23,970,000
16,000	Sales Tax Ser 2008 B	0.01	01/06/12	06/01/26	16,000,000
5,955	Sales Tax Ser 2008 C	0.06	01/06/12	06/01/26	5,955,000
10,800	Santa Clara, CA, Multifamily The Grove Garden Apartments Ser 1997 A	0.07	01/06/12	02/15/27	10,800,000
5,860	Sequoia Union High School District, CA, Ser 2005 B PUTTERs Ser 2905Z (AGM)	0.10	01/06/12	07/01/14	5,860,000
30,050	Torrance, CA, Torrance Memorial Medical Center Ser 2010 B	0.08	01/06/12	09/01/45	30,050,000
10,000	West Basin Municipal Water District, CA, Ser 2008 A-1 COPs	0.08	01/06/12	08/01/27	10,000,000
	Whittier, CA,
6,000	Presbyterian Intercommunity Hospital Ser 2009 A	0.05	01/06/12	06/01/36	6,000,000
41,300	Presbyterian Intercommunity Hospital Ser 2009 C	0.07	01/06/12	06/01/36	41,300,000

	Total Weekly Variable Rate Bonds (Cost $1,676,545,000)				1,676,545,000

	Daily Variable Rate Bonds (9.3%)
3,490	Alameda County Joint Powers Authority, CA, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (AGM)	0.07	01/03/12	12/01/15	3,490,000
1,700	California Health Facilities Financing Authority, Adventist Health System/West Ser 2009 B	0.06	01/03/12	09/01/38	1,700,000
	California Infrastructure & Economic Development Bank,
2,720	California Academy Ser 2008 E	0.04	01/03/12	09/01/38	2,720,000
10,400	Pacific Gas & Electric 2009 Ser D	0.02	01/03/12	12/01/16	10,400,000
	California Municipal Finance Authority,
9,700	Chevron USA, Inc. Ser 2010 A	0.03	01/03/12	11/01/35	9,700,000
3,400	Chevron USA, Inc. Ser 2010 B	0.02	01/03/12	11/01/35	3,400,000
	California Statewide Communities Development Authority,
10,100	Chevron USA, Inc. Ser 2002	0.03	01/03/12	05/15/24	10,100,000
3,000	John Muir Health Ser 2008 A	0.02	01/03/12	08/15/36	3,000,000
2,033	Irvine Assessment District No. 00-18, CA, Improvement Bond Act 1915	0.09	01/03/12	09/02/26	2,033,000
10,116	Irvine Assessment District No. 94-13, CA, Improvement Bond Act 1915	0.06	01/03/12	09/02/22	10,116,000
3,689	Irvine Assessment District No. 94-15, CA, Improvement Bond Act 1915	0.06	01/03/12	09/02/20	3,689,000
5,210	Irvine Assessment District No. 97-16, CA, Improvement Bond Act 1915	0.06	01/03/12	09/02/22	5,210,000
	J P Morgan Chase & Co., CA,
42,000	Los Angeles Ser 2011 TRANs PUTTERs Ser 3930	0.07	01/03/12	08/12/12	42,000,000
15,870	Los Angeles Ser 2011 TRANs PUTTERs Ser 3931	0.07	01/03/12	08/12/12	15,870,000
10,500	Los Angeles Ser 2011 TRANs PUTTERs Ser 3965	0.07	01/03/12	08/12/12	10,500,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments■December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Orange County Sanitation District, CA,
$41,540	Ser 2000 A COPs	0.04%	01/03/12	08/01/29	$41,540,000
42,200	Ser 2000 B COPs	0.04	01/03/12	08/01/30	42,200,000

	Total Daily Variable Rate Bonds (Cost $217,668,000)				217,668,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (7.1%)
20,000	California, Ser 2011 A2 RANs, dtd 09/22/11	2.00%	0.40%	06/26/12	20,155,462
	California School Cash Reserve Program Authority,
3,645	2010-2011 Ser O, dtd 04/14/11	2.50	0.80	01/31/12	3,650,209
30,000	2010-2011 Ser P, dtd 04/14/11	2.50	0.90	01/31/12	30,040,321
6,000	2011-2012 Ser A, dtd 07/01/11	2.00	0.38	03/01/12	6,016,155
10,000	2011-2012 Ser B, dtd 07/01/11	2.00	0.48	06/01/12	10,063,158
22,500	2011-2012 Ser F, dtd 07/01/11	2.00	0.43	06/01/12	22,646,818
11,000	Los Angeles County Schools Pooled Financing Program, CA, Pooled 2010-2011 Ser F-1 TRANs, dtd 03/31/11	2.00	0.85	02/01/12	11,010,938
4,500	Los Angeles County, CA, 2011-2012 Ser A TRANs, dtd 07/01/11	2.50	0.32	02/29/12	4,515,978
10,000	Los Angeles, CA, Ser 2011 TRANs, dtd 07/12/11	2.50	0.31	03/30/12	10,053,794
	Oakland, CA,
6,000	Ser 2011 TRANs, dtd 07/08/11	2.00	0.31	03/30/12	6,024,909
5,000	Ser 2011 TRANs, dtd 07/08/11	2.00	0.38	06/29/12	5,039,876
	San Diego County & School Districts, CA,
7,500	Ser 2011 B-1 TRANs, dtd 07/01/11	2.00	0.47	01/31/12	7,509,669
28,000	Ser 2011 B-2 TRANs, dtd 07/01/11	2.00	0.57	04/30/12	28,131,731

	Total Municipal Bonds & Notes (Cost $164,859,018)				164,859,018

		COUPON RATE (a)	DEMAND DATE (b)
	Put Option Bonds (4.7%)
6,335	East Bay Municipal Utility District, CA, Wastewater System Ser 2011 A	0.12%	02/01/12	06/01/38	6,335,000
17,025	East Bay Municipal Utility District, CA, Water System Sub Refg SIFMA Ser 2010 A-2	0.13	03/01/12	06/01/26	17,025,000
14,620	Irvine Ranch Water District, CA, Cons Ser 2011 A-1	0.14	04/02/12	10/01/37	14,620,000
29,185	Metropolitan Water District of Southern California, Water 2009 Ser A-1	0.10	10/08/12	07/01/30	29,185,000
11,365	RBC Municipal Products Trust, Inc., CA, Los Angeles County Metropolitan Transportation Authority Ser 2008-A Floater Certificates	0.14	04/02/12	07/01/31	11,365,000
19,735	Riverside, CA, Water Ser 2011 A	0.17	06/04/12	10/01/35	19,735,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments■December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

$12,000	Sonoma-Marin Area Rail Transit District, CA, Measure Q Sales Tax Ser 2011 A	1.00%	01/10/13	03/01/29	$12,024,252

	Total Put Option Bonds (Cost $110,289,252)				110,289,252

	Closed-End Investment Companies (4.0%)
29,000	BlackRock MuniYield California Fund, Inc. (MYC), VRDP Ser W-7 (AMT)	0.22	01/06/12	06/01/41	29,000,000
23,500	BlackRock MuniYield California Quality Fund, Inc. (MCA), VRDP Ser W-7 (AMT)	0.22	01/06/12	05/01/41	23,500,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., VRDP Ser 1-956	0.22	01/06/12	12/01/40	10,000,000
16,000	Nuveen California Municipal Market Opportunity Fund, Inc., VRDP Ser 1-498 (AMT)	0.25	01/06/12	03/01/40	16,000,000
6,500	Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT)	0.22	01/06/12	12/01/40	6,500,000
7,000	Nuveen Insured California Premium Income Municipal Fund 2, Inc., VRDP Ser 1-740 (AMT)	0.22	01/06/12	12/01/40	7,000,000

	Total Closed-End Investment Companies (Cost $92,000,000)				92,000,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (3.0%)
22,500	Golden Gate Bridge Highway & Transportation District, CA, Ser B	0.11%	0.11%	01/18/12	22,500,000
	San Diego County Water Authority, CA,
8,800	Ser 4	0.13	0.13	01/19/12	8,800,000
10,000	Ser 5	0.11	0.11	01/09/12	10,000,000
16,000	Ser 5	0.16	0.16	01/06/12	16,000,000
12,500	Ser 6	0.13	0.13	01/12/12	12,500,000

	Total Commercial Paper (Cost $69,800,000)				69,800,000

	Total Investments (Cost $2,331,161,270)			99.9%	2,331,161,270
	Other Assets in Excess of Liabilities			0.1	2,644,031

	Net Assets			100.0%	$2,333,805,301

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at December 31, 2011.
(b)	Date on which the principal amount can be recovered through demand.
Bond Insurance:
AGM	Assured Guaranty Municipal Corporation.

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2011 (unaudited)

Assets:
Investments in securities, at value (cost $2,331,161,270)	$2,331,161,270
Cash	182,052
Receivable for:
Shares of beneficial interest sold	23,390,754
Interest	2,099,421
Prepaid expenses and other assets	24,010

Total Assets	2,356,857,507

Liabilities:
Payable for:
Shares of beneficial interest redeemed	22,576,144
Transfer agent fee	175,444
Administration fee	96,693
Investment advisory fee	77,102
Dividends to shareholders	1
Accrued expenses and other payables	126,822

Total Liabilities	23,052,206

Net Assets	$2,333,805,301

Composition of Net Assets:
Paid-in-capital	$2,333,845,558
Dividends in excess of net investment income	(40,748)
Accumulated undistributed net realized gain	491

Net Assets	$2,333,805,301

Net Asset Value Per Share
2,333,715,633 shares outstanding (unlimited shares authorized of $0.01 par value)	$1.00

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Financial Statements  continued

Statement of Operations

For the six months ended December 31, 2011 (unaudited)

Net Investment Income:

Income
Interest	$1,794,289
Dividends from affiliate (Note 5)	498

Total Income	1,794,787

Expenses
Investment advisory fee (Note 3)	3,914,335
Distribution fee (Note 4)	1,190,734
Administration fee (Note 3)	595,367
Transfer agent fees and expenses	159,876
Professional fees	40,826
Custodian fees	34,208
Trustees’ fees and expenses	31,603
Registration fees	7,964
Shareholder reports and notices	4,964
Other	15,594

Total Expenses	5,995,471

Less: amounts waived/reimbursed (Note 4)	(4,311,860)

Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(9,376)

Net Expenses	1,674,235

Net Investment Income	120,552
Net Realized Gain	830

Net Increase	$121,382

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Financial Statements  continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2011	FOR THE YEAR ENDED JUNE 30, 2011
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$120,552	$159,968
Net realized gain	830	2,567

Net Increase	121,382	162,535

Dividends to shareholders from net investment income	(119,395)	(161,124)
Net increase (decrease) from transactions in shares of beneficial interest	(38,481,377)	925,107,787

Net Increase (Decrease)	(38,479,390)	925,109,198

Net Assets:
Beginning of period	2,372,284,691	1,447,175,493

End of Period
(Including dividends in excess of net investment income of $40,748 and $41,905, respectively)	$2,333,805,301	$2,372,284,691

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Notes to Financial Statements■December 31, 2011 (unaudited)

1. Organization and Accounting Policies

Active Assets California Tax-Free Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

D. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

E. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish

Active Assets California Tax-Free Trust

Notes to Financial Statements■December 31, 2011 (unaudited)  continued

classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Weekly Variable Rate Bonds	—	$1,676,545,000	—	$1,676,545,000
Daily Variable Rate Bonds	—	217,668,000	—	217,668,000
Municipal Bonds & Notes	—	164,859,018	—	164,859,018
Put Option Bonds	—	110,289,252	—	110,289,252
Closed-End Investment Companies	—	92,000,000	—	92,000,000
Commercial Paper	—	69,800,000	—	69,800,000

Total Assets	—	$2,331,161,270	—	$2,331,161,270

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2011, the Fund did not have any investments transfer between investment levels.

3. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the “Adviser”), the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45%

Active Assets California Tax-Free Trust

Notes to Financial Statements■December 31, 2011 (unaudited)  continued

to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser and Administrator, is the distributor of the Fund’s shares and in accordance with a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2011, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor, Adviser and Administrator have agreed to waive and/or reimburse all or a portion of the Fund’s distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2011, the Distributor waived $1,190,734, and the Adviser waived $3,121,126. These fee waivers and/or expense reimbursements will continue for one year or until such time that the Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

5. Transactions with Affiliates

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser.

Active Assets California Tax-Free Trust

Notes to Financial Statements■December 31, 2011 (unaudited)  continued

Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended December 31, 2011, advisory fees paid were reduced by $9,376 relating to the Fund’s investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of the Liquidity Funds during the six months ended December 31, 2011 is as follows:

VALUE JUNE 30, 2011	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE DECEMBER 31, 2011
$43,000,000	$280,600,000	$323,600,000	$498	$0

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2011, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $2,055. At December 31, 2011, the Fund had an accrued pension liability of $58,534, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2011	FOR THE YEAR ENDED JUNE 30, 2011
	(unaudited)
Shares sold	3,335,307,379	5,733,828,114
Shares issued in reinvestment of dividends	118,582	160,795

	3,335,425,961	5,733,988,909
Shares Redeemed	(3,373,907,338)	(4,808,881,122)

Net increase (decrease) in shares outstanding	(38,481,377)	925,107,787

Active Assets California Tax-Free Trust

Notes to Financial Statements■December 31, 2011 (unaudited)  continued

7. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10, Income Taxes—Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 DISTRIBUTIONS PAID FROM:		2010 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	TAX-EXEMPT INCOME	ORDINARY INCOME	TAX-EXEMPT INCOME
$252	$160,872	$503	$163,973

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to nondeductible expenses resulted in the following reclassifications among the Fund’s components of net assets at June 30, 2011:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN CAPITAL
$4,460	$853	$(5,313)

Active Assets California Tax-Free Trust

Notes to Financial Statements■December 31, 2011 (unaudited)  continued

At December 31, 2011, the aggregate cost for federal income tax purposes is the same as the cost for book purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies (“RICs”) and their shareholders. One key change made by the Modernization Act is the capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At June 30, 2011, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated date:

AMOUNT	EXPIRATION
$339	June 30, 2018

8. Expense Offset

The Fund has entered into an arrangement with State Street (the “Custodian”), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. If applicable, these custodian credits are shown as “expense offset” in the Statement of Operations.

9. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update (“ASU”) 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund’s management is evaluating the implications of ASU 2011-04.

Active Assets California Tax-Free Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2011		FOR THE YEAR ENDED JUNE 30,
			2011		2010^		2009^		2008^		2007^
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.007		0.024		0.030
Less dividends and distributions from net investment income	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	(0.007	)(2)	(0.024	)(2)	(0.030)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.01	%(7)	0.01%		0.01%		0.66%		2.44%		3.02%

Ratios to Average Net Assets:
Total expenses	0.14	%(3)(5)(8)	0.25	%(3)(5)	0.25	%(3)(4)(5)	0.46	%(3)(4)(5)	0.50	%(3)	0.55%
Net investment income	0.01	%(3)(5)(8)	0.01	%(3)(5)	0.01	%(3)(4)(5)	0.75	%(3)(4)(5)	2.26	%(3)	2.99%
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	—

Supplemental Data:
Net assets, end of period, in thousands	$2,333,805		$2,372,285		$1,447,175		$1,896,900		$3,309,720		$1,785,497

^	Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Amount is less than $0.001.
(2)	Includes capital gain distribution of less than $0.001.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Reflects fees paid in connection with the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.02% and 0.04% for the year ended 2010 and 2009, respectively.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser, and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
December 31, 2011	0.50%	(0.35)%
June 30, 2011	0.54	(0.28)
June 30, 2010	0.57	(0.31)
June 30, 2009	0.54	0.67

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Active Assets California Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy  (unaudited)

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds (“us”, “our”, “we”).

We are required by federal law to provide you with notice of our U.S. privacy policy (“Policy”). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as “personal information.” We also use the term “affiliated company” in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.	What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information

Active Assets California Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.	When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.    We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.    We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

Active Assets California Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

3.	How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.	How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6, below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.	How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6, below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

6.	How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies’ use of personal information for marketing purposes, as described in this notice, you may do so by:

•	Calling us at (800) 548-7786

Monday–Friday between 8a.m. and 5p.m. (EST)

Active Assets California Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

•	Writing to us at the following address:

Morgan Stanley Services Company Inc.

c/o Privacy Coordinator

201 Plaza Two, 3rd Floor

Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.	What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Active Assets California Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent

Chairperson of the Board

Kevin Klingert

President and Principal Executive Officer

Mary Ann Picciotto

Chief Compliance Officer

Stefanie V. Chang Yu

Vice President

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Transfer Agent

Morgan Stanley Services Company Inc.

P.O. Box 219886

Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Investment Adviser

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2012 Morgan Stanley

M O R G A N   S T A N L E Y   F U N D S

Active Assets

California

Tax-Free Trust

Semiannual Report

December 31, 2011

AACSAN
IU12-00286P-Y12/11

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a)	Refer to Item 1.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9.	Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Asset California Tax-Free Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

February 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

February 15, 2012

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